Significant Accounting Policies - Schedule of Exercise Prices of Average Market Price for Ordinary Shares (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Options with an exercise price of $1.46 [Member]
Schedule of Fair Value of the Share Options Granted [Line Items]
Antidilutive securities	79,290	79,290
Options with an exercise price of $4.0 [Member]
Schedule of Fair Value of the Share Options Granted [Line Items]
Antidilutive securities	309,871
Warrants with an exercise price of $10.0 [Member]
Schedule of Fair Value of the Share Options Granted [Line Items]
Antidilutive securities	62,500
Warrants with an exercise price of $5.0 [Member]
Schedule of Fair Value of the Share Options Granted [Line Items]
Antidilutive securities	349,072
Warrants with an exercise price of $4.20 [Member]
Schedule of Fair Value of the Share Options Granted [Line Items]
Antidilutive securities	1,857,143
Warrants with an exercise price of $4.375 [Member]
Schedule of Fair Value of the Share Options Granted [Line Items]
Antidilutive securities	92,857